Prepayments and Other Current Assets	3 Months Ended
Mar. 31, 2026
Prepayments And Other Current Assets Abstract
Prepayments and Other Current Assets
3.	Prepayments and Other Current Assets

Prepayments and other current assets are summarized as follows:

	March 31, 2026	December 31, 2025
Prepaid insurance	$13	$22
Prepaid license	2	7
Prepaid hiring fees	-	20
Prepaid revenue share	83	5
Other	38	13
	$136	$67